Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Healthcare services income				$ 431,378
Operating expenses
Cost of healthcare services				(420,812)
Research and development expenses		(352,879)	(2,195,161)	(5,198,329)
General and administrative fees		(573,059)	(669,486)	(1,930,637)
Legal and professional fees		(1,062,346)	(803,285)	(2,538,161)
Other operating income (expenses)		170,756	(272,609)	(1,067,690)
Total operating expenses		(1,817,528)	(3,940,541)	(11,155,629)
Other (expense) income, net
Loss on investments in marketable securities, net				(9,266)
Unrealized gain from fair value change of the long-term investments, net				6,431,088
Impairment loss of long-term investment			(1,000,000)	(77,200)
Interest expense, net		(95,713)	(146,924)	(121,145)
Gain on disposal of subsidiaries			703
Issuance cost allocated to warrant liability		(153,189)
Change in fair value of warrant liability		690,000
Government subsidies			928,461	123,015
Sundry income			564	36,784
Total other income (expense), net		441,098	(217,196)	6,383,276
Net loss		(1,376,430)	(4,157,737)	(4,340,975)
Net income (loss) attributable to non-controlling interests		13,160	(110,069)	1,516,328
Net loss attributable to Aptorum Group Limited		$ (1,363,270)	$ (4,267,806)	$ (2,824,647)
Net loss per share attributable to Aptorum Group Limited
– Basic (in Dollars per share)	[1]	$ (0.19)	$ (0.78)	$ (0.62)
– Diluted (in Dollars per share)	[1]	$ (0.19)	$ (0.78)	$ (0.62)
Weighted-average shares outstanding
– Basic (in Shares)	[1]	7,351,784	5,453,103	4,521,133
– Diluted (in Shares)	[1]	7,351,784	5,453,103	4,521,133
Net loss		$ (1,376,430)	$ (4,157,737)	$ (4,340,975)
Other comprehensive (loss) income
Exchange differences on translation of foreign operations		(181,472)	99,785	(44,430)
Other comprehensive (loss) income		(181,472)	99,785	(44,430)
Comprehensive loss		(1,557,902)	(4,057,952)	(4,385,405)
Comprehensive (loss) income attributable to non-controlling interests		(13,160)	110,069	(1,516,328)
Comprehensive loss attributable to the shareholders of Aptorum Group Limited		$ (1,544,742)	$ (4,168,021)	$ (2,869,077)

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.